EQUITY (Details 3) (USD $)					12 Months Ended
	Jun. 30, 2013	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2012 Equity Incentives Plan Two [Member]	Dec. 31, 2012 Exercise Prices Range 1 [Member]	Dec. 31, 2012 Exercise Prices Range 1 [Member] Equity Incentives Plan Two [Member]	Dec. 31, 2012 Exercise Prices Range 2 [Member]	Dec. 31, 2012 Exercise Prices Range 2 [Member] Equity Incentives Plan Two [Member]	Dec. 31, 2012 Exercise Prices Range 3 [Member]	Dec. 31, 2012 Exercise Prices Range 3 [Member] Equity Incentives Plan Two [Member]	Dec. 31, 2012 Exercise Prices Range 4 [Member]	Dec. 31, 2012 Exercise Prices Range 4 [Member] Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)				700,903		143,587		286,388		244.142		26,786
Weighted Average Remaining Contractual Life (in years)					0 years	8 years 1 month 24 days	5 years 14 days	5 years 14 days	3 years 2 months 19 days	3 years 2 months 19 days	4 years 7 days	4 years 7 days
Weighted Average Exercise Price	$ 8.75	$ 8.75	$ 35.00			$ 7.35		$ 14.00		$ 68.60		$ 179.90
Number Exercisable (in shares)				513,603		55,640		189,416		241,761		26,786
Exercisable Weighted Average Exercise Price						$ 7.35		$ 13.65		$ 68.95		$ 179.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit						$ 1.05		$ 8.05		$ 35		$ 122.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit						$ 8.05		$ 23.80		$ 70		$ 272.80